Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 06, 2021	Aug. 23, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 16, 2022	Sep. 30, 1999
Stockholders Equity Note [Line Items]
Preferred stock outstanding			0	0	0
Number of shares authorized to be repurchased							7,500,000
Treasury stock, shares repurchased			0	0	0
Cost of repurchased shares			$ 114,425	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased			1,129,087
Common stock issued into escrow		23,230
Inflation Reduction Act [Member]
Stockholders Equity Note [Line Items]
Percentage of excise tax on stock repurchases			1.00%			1.00%
ATM Program [Member]
Stockholders Equity Note [Line Items]
Maximum aggregate offering amount of stock	$ 300,000
Number of shares sold under ATM			0
Class B Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled			ten
Treasury stock, shares			48,263	48,263	48,263
Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled			one
Percentage of Board entitled to elect			25.00%
Treasury stock, shares			6,322,650	6,322,650	6,322,650